Average Annual Total Returns - ProShares Hedge Replication ETF	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	Merrill Lynch Factor Model® – Exchange Series OneYear		Merrill Lynch Factor Model® – Exchange Series FiveYears		Merrill Lynch Factor Model® – Exchange Series SinceInception
Total	7.32%	3.95%	2.61%	Jul. 12, 2011	7.30%	3.82%	2.54%	4.34%	3.01%	2.01%	8.36%	[1]	4.92%	[1]	3.60%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Benchmark. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Benchmark.